Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9—ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following is schedule of accounts payable and accrued expenses at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Trade accounts payable	$5,975,486	$1,644,216
Sales tax	5,804,100	2,910,200
Accrued payroll liabilities	492,573	192,305
Accrued interest	10,000	253,678
Accrued liability for sales returns	200,000	200,000
Other accrued liabilities	219,556	175,021
Total accounts payable and accrued expenses	$12,701,715	$5,375,420